Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts payable, consolidated variable interest entities and VIE's subsidiaries without recourse	$ 49,771	$ 62,603
Due to related party, consolidated variable interest entities and VIE's subsidiaries without recourse	84	225
Deferred revenue and income, current portion of consolidated variable interest entities and VIE's subsidiaries without recourse	28,083	29,352
Income tax payable, consolidated variable interest entities and VIE's subsidiaries without recourse	2,554	2,581
Accrued liabilities and other payables, consolidated variable interest entities and VIE's subsidiaries without recourse	86,323	49,265
Deferred revenue, non-current portion of consolidated variable interest entities and VIE's subsidiaries without recourse	$ 6,452	$ 9,190
Common stock, par value	$ 0.00025	$ 0.00025
Common stock, shares authorized	1,000,000,000	195,504,449
Common stock, shares issued	357,886,089	70,521,104
Common stock, shares outstanding	327,611,487	61,447,372
Treasury stock, shares	30,274,602	9,073,732
Series D- Redeemable Convertible Preferred Stock [Member]
Redeemable preferred stock, par value		$ 0.00025
Redeemable preferred stock, shares authorized		18,000,000
Redeemable preferred stock, shares issued		10,580,397
Redeemable preferred stock, shares outstanding		10,580,397
Series C- Non Redeemable Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.00025
Preferred stock, shares authorized		5,728,264
Preferred stock, shares issued		5,728,264
Preferred stock, shares outstanding		5,728,264
Series B- Non Redeemable Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.00025
Preferred stock, shares authorized		30,308,284
Preferred stock, shares issued		30,308,284
Preferred stock, shares outstanding		30,308,284
Series A-1 [Member]
Preferred stock, par value		$ 0.00025
Preferred stock, shares authorized		36,400,000
Preferred stock, shares issued		36,400,000
Preferred stock, shares outstanding		36,400,000
Series A [Member]
Preferred stock, par value		$ 0.00025
Preferred stock, shares authorized		27,932,000
Preferred stock, shares issued		26,416,560
Preferred stock, shares outstanding		26,416,560